Note 20 - Segment Information	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

20. Segment Information

We operate in one segment. We are a specialist biosensors Company focused on the development, manufacture and commercialization of a range of point of use devices for measuring different analytes across different industries.

Our operations are in Australia, US, Europe and Canada. The chief operating decision maker of the Company is the Chief Executive Officer.

The Company’s material long-lived assets are predominantly based in Australia.

Our total income as disclosed below is attributed to countries based on location of customer. Location has been determined generally based on contractual arrangements. Total income includes revenue from products and services, interest income, research and development tax incentive income and other income (excluding sundry income) as disclosed in the Consolidated Statements of Comprehensive Income/(Loss).

	Year Ended December 31,
	2023	2022
	A$	A$
Australia (home country)	4,823,076	4,978,712
Americas	1,913,892	1,387,556
Europe	2,295,455	2,841,678
Other	2,006,822	150,082
	11,039,245	9,358,028

% of total revenue from products and services derived from major customers:

	Year Ended December 31,
	2023	2022
	A$	A$
Siemens	0%	13%
Other	100%	87%